Debt - Warrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 29, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 27, 2015	Dec. 08, 2014	Aug. 05, 2014	Dec. 31, 2013	May 23, 2013
Debt Instrument [Line Items]
Fair value of warrants, non-current					$ 443
Fair value of warrant, current		$ 3,121
Common Stock Warrant [Member]
Debt Instrument [Line Items]
Warrant exercisable price					$ 0.013				$ 0.013
Common Stock Warrant [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Warrants to purchase shares					177,347	1,802				3,588,870
Fair value of issued warrants										$ 3,267
Warrant exercisable price					$ 0.013	$ 0.013				$ 0.013
Fair value of warrants, non-current				$ 17
Series D Warrants Series D Preferred Shares [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Warrants to purchase shares							24,526	152,821
Warrant exercisable price							$ 0.013	$ 0.013
Fair value of warrants, change in fair value					$ 1,729
Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Warrant exercisable price		$ 1.25
Warrants exercised		5,620,600
Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Warrants to purchase shares	16,000,000
Warrant exercisable price	$ 1.25
Fair value of warrant, current	$ 4,000
Warrants exercised	5,620,600
Series AB Warrants [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt discount		$ 340		282	$ 3,944
Amortization of Debt Discount		$ 3,916	$ 761	$ 3,662